Segment reporting (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jan. 31, 2022	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenues	$ 3.6	$ 8.0
Non-current assets	348.7			$ 265.4
CANADA
Disclosure of geographical areas [line items]
Revenues	(0.5)		$ 2.2
Non-current assets	45.4			38.1
United States
Disclosure of geographical areas [line items]
Revenues	4.1		5.8
Non-current assets	282.1			213.0
Germany
Disclosure of geographical areas [line items]
Revenues	0.0		0.0
Non-current assets	18.5			11.6
Other
Disclosure of geographical areas [line items]
Revenues	0.0		$ 0.0
Non-current assets	$ 2.7			$ 2.7